Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
NORTHERN LARGE CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.95%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the S&P 500® Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of May 31, 2017, the market capitalization of the companies in the S&P 500 Index was between $2.7 billion and $801.5 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the Index. The Fund is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Fund’s investment adviser’s criteria discussed below.

Using fundamental research and quantitative analysis, the Fund’s investment adviser buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the Fund’s investment adviser sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund. In determining whether a company has favorable characteristics, the Fund’s investment adviser uses an evaluation process that includes, but is not limited to:
  Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;
  Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;
  Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and
  Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.
		Standard & Poor’s® Global Ratings does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Equity Fund and is not affiliated with the Fund in any way.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

LARGE CAP STOCK RISK is the risk that large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus solely on small- or medium-capitalization stocks.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

		As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2017 is 8.29%. For the periods shown in the bar chart above, the highest quarterly return was 18.34% in the second quarter of 2009, and the lowest quarterly return was (19.86)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
NORTHERN LARGE CAP EQUITY FUND | NORTHERN LARGE CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.83%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	$ 1,201
2007	rr_AnnualReturn2007	3.80%
2008	rr_AnnualReturn2008	(36.62%)
2009	rr_AnnualReturn2009	31.70%
2010	rr_AnnualReturn2010	15.15%
2011	rr_AnnualReturn2011	(2.23%)
2012	rr_AnnualReturn2012	19.63%
2013	rr_AnnualReturn2013	29.53%
2014	rr_AnnualReturn2014	10.43%
2015	rr_AnnualReturn2015	0.31%
2016	rr_AnnualReturn2016	5.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
1-Year	rr_AverageAnnualReturnYear01	5.64%
5-Year	rr_AverageAnnualReturnYear05	12.64%
10-Year	rr_AverageAnnualReturnYear10	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 1994
NORTHERN LARGE CAP EQUITY FUND | Returns after taxes on distributions | NORTHERN LARGE CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.97%
5-Year	rr_AverageAnnualReturnYear05	11.74%
10-Year	rr_AverageAnnualReturnYear10	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
NORTHERN LARGE CAP EQUITY FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN LARGE CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.16%
5-Year	rr_AverageAnnualReturnYear05	10.06%
10-Year	rr_AverageAnnualReturnYear10	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
NORTHERN LARGE CAP EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.96%
5-Year	rr_AverageAnnualReturnYear05	14.66%
10-Year	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%

[1]	The expense information has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.85%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2018 without the approval of the Board of Trustees.